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UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number 811-08365

Evergreen Select Fixed Income Trust

(Exact name of registrant as specified in charter)

200 Berkeley Street

Boston, Massachusetts 02116

(Address of principal executive offices) (Zip code)

Michael H. Koonce, Esq.

200 Berkeley Street

Boston, Massachusetts 02116

(Name and address of agent for service)

Registrant’s telephone number, including area code: (617) 210-3200

Date of fiscal year end:

Registrant is making a quarterly filing for two of its series, Evergreen Adjustable Rate Fund and Evergreen Short Intermediate Bond Fund, for the quarter ended September 30, 2008. These two series have a June 30 fiscal year end.

Date of reporting period: September 30, 2008

Item 1 – Schedule of Investments

EVERGREEN ADJUSTABLE RATE FUND SCHEDULE OF INVESTMENTS

September 30, 2008 (unaudited)
	Principal Amount	Value

AGENCY COMMERCIAL MORTGAGE-BACKED SECURITIES 0.1%
FIXED-RATE 0.1%
FNMA, Ser. 1998-M5, Class D, 6.35%, 06/25/2020 (cost $794,617)	$787,237	$821,800

AGENCY MORTGAGE-BACKED COLLATERALIZED MORTGAGE OBLIGATIONS 22.5%
FIXED-RATE 3.0%
FHLMC:
Ser. 2106, Class ZD, 6.00%, 12/15/2028	8,282,133	8,585,507
Ser. 2403, Class KE, 6.50%, 01/15/2032	5,636,692	5,818,478
Ser. R007, Class AC, 5.875%, 05/15/2016	1,050,451	1,073,305
FNMA:
Ser. 1989-74, Class J, 9.80%, 10/25/2019	131,447	145,720
Ser. 1989-96, Class H, 9.00%, 12/25/2019	65,259	71,087
Ser. 1992-87, Class Z, 8.00%, 05/25/2022	104,691	112,016
Ser. 2001-50, Class BA, 7.00%, 10/25/2041	826,120	872,354
Ser. 2001-T8, Class A1, 7.50%, 07/25/2041	457,204	484,332
Ser. 2002-T12, Class A3, 7.50%, 05/25/2042	1,436,994	1,524,926
Ser. 2004-T3, Class 1A3, 7.00%, 02/25/2044	448,991	478,322
Ser. 2004-W1, Class 2A2, 7.00%, 12/25/2033	851,140	902,711
Ser. 2004-W2, Class 2A2, 7.00%, 02/25/2044	181,576	190,303
Ser. 2004-W2, Class 5A, 7.50%, 03/25/2044	877,734	946,906
Ser. G93-1, Class K, 6.68%, 01/25/2023	2,144,064	2,224,695
Vendee Mtge. Trust, Ser. 1993-1, Class ZB, 7.25%, 02/15/2023	23,455,507	24,821,464

		48,252,126

FLOATING-RATE 19.5%
FAMC, Ser. 2000-A, Class A, 5.39%, 12/15/2039	4,219,198	4,541,544
FHLMC:
Ser. 031, Class FA, 3.59%, 04/25/2024	41,729	41,707
Ser. 1671, Class QA, 3.65%, 02/15/2024	590,190	567,314
Ser. 1686, Class FE, 3.80%, 02/15/2024	57,056	56,089
Ser. 1698, Class FC, 2.89%, 03/15/2009	416,627	415,527
Ser. 1730, Class FA, 3.23%, 05/15/2024	1,150,408	1,159,508
Ser. 2315, Class FW, 3.04%, 04/15/2027	654,097	652,194
Ser. 2389, Class FI, 3.24%, 06/15/2031	1,797,335	1,816,951
Ser. 2391, Class EF, 2.99%, 06/15/2031	770,287	758,717
Ser. 2418, Class FO, 3.39%, 02/15/2032	4,197,915	4,290,041
Ser. 2425, Class FO, 3.39%, 03/15/2032	5,959,806	6,096,257
Ser. 2436, Class FA, 3.49%, 03/15/2032	973,073	978,211
Ser. 2454, Class SL, IO, 5.51%, 03/15/2032	1,919,647	209,017
Ser. 2460, Class FE, 3.49%, 06/15/2032	3,014,402	3,030,318
Ser. 2461, Class FI, 2.99%, 04/15/2028	970,669	956,070
Ser. 2464, Class FE, 3.49%, 03/15/2032	1,251,178	1,257,659
Ser. 2466, Class FV, 3.04%, 03/15/2032	1,415,017	1,394,442
Ser. 2470, Class FX, 3.49%, 05/15/2031	2,334,226	2,346,621
Ser. 2475, Class FD, 3.04%, 06/15/2031	3,060,367	3,068,384
Ser. 2481, Class FC, 3.49%, 05/15/2031	1,790,702	1,800,211
Ser. 2527, Class SX, IO, 5.06%, 02/15/2032	3,769,304	273,151
Ser. 3153, Class EM, IIFRN, 24.62%, 01/15/2034	885,766	882,480
Ser. 3190, Class SN, IIFRN, 54.11%, 03/15/2032	886,359	1,071,625
Ser. T-66, Class 2A1, 6.10%, 01/25/2036	31,970,982	32,518,597
Ser. T-67, Class 1A1C, 6.21%, 03/25/2036	124,417,388	126,856,380
Ser. T-67, Class 2A1C, 6.15%, 03/25/2036	52,991,830	55,600,088
FNMA:
Ser. 1992-039, Class FA, 3.08%, 03/25/2022	731,491	718,971
Ser. 1992-045, Class F, 3.08%, 04/25/2022	157,887	155,158
Ser. 1993-113, Class FA, 2.89%, 07/25/2023	645,831	650,591
Ser. 1993-165, Class FE, 4.53%, 09/25/2023	2,271,246	2,295,957
Ser. 1993-197, Class FB, 3.55%, 10/25/2008	1,451	1,447

1

EVERGREEN ADJUSTABLE RATE FUND SCHEDULE OF INVESTMENTS continued

September 30, 2008 (unaudited)
	Principal Amount	Value

AGENCY MORTGAGE-BACKED COLLATERALIZED MORTGAGE OBLIGATIONS continued
FLOATING-RATE continued
FNMA:
Ser. 1993-229, Class FB, 3.65%, 12/25/2008	$14,639	$14,592
Ser. 1994-14, Class F, 4.30%, 10/25/2023	1,389,903	1,374,545
Ser. 1994-33, Class FA, 3.70%, 03/25/2009	69,233	68,954
Ser. 1994-33, Class FD, 3.70%, 03/25/2009	33,733	33,597
Ser. 1994-55, Class F, 2.79%, 12/25/2023	118,267	117,826
Ser. 1998-T2, Class A5, 5.97%, 01/25/2032	3,893,334	3,890,868
Ser. 1999-51, Class FJ, 3.81%, 10/25/2029	1,894,203	1,906,721
Ser. 2001-38, Class FB, 3.71%, 08/25/2031	647,166	640,363
Ser. 2001-62, Class FK, 3.71%, 07/25/2028	144,042	143,655
Ser. 2001-63, Class FD, 3.07%, 12/18/2031	1,114,697	1,101,410
Ser. 2001-71, Class FS, 3.81%, 11/25/2031	1,490,214	1,471,228
Ser. 2001-81, Class F, 3.76%, 01/25/2032	749,833	740,108
Ser. 2001-81, Class FC, 3.12%, 01/18/2032	962,512	953,811
Ser. 2001-81, Class FL, 3.12%, 01/18/2032	2,164,714	2,143,479
Ser. 2002-05, Class FD, 4.11%, 02/25/2032	1,339,447	1,341,121
Ser. 2002-20, Class FK, 3.81%, 04/25/2032	3,783,150	3,808,811
Ser. 2002-37, Class F, 4.01%, 11/25/2031	3,098,388	3,134,996
Ser. 2002-53, Class FG, 4.31%, 07/25/2032	2,713,011	2,738,757
Ser. 2002-64, Class FJ, 4.21%, 04/25/2032	4,172,320	4,277,606
Ser. 2002-77, Class TF, 3.47%, 12/18/2032	5,612,314	5,729,752
Ser. 2002-82, Class FC, 4.21%, 09/25/2032	3,017,814	3,033,597
Ser. 2002-92, Class FB, 3.86%, 04/25/2030	1,703,098	1,688,144
Ser. 2003-011, Class FE, 3.71%, 12/25/2033	1,121,756	1,098,384
Ser. 2003-119, Class FE, 4.21%, 06/25/2027	10,600,058	10,687,933
Ser. G92-06, Class F, 3.42%, 08/25/2021	111,765	111,006
Ser. G92-20, Class FB, 3.08%, 04/25/2022	772,870	784,819
Ser. G93-19, Class FD, 2.89%, 04/25/2023	2,007,951	2,020,822
GNMA:
Ser. 2002-57, Class SL, IIFRN, 35.08%, 08/16/2032	962,230	1,373,316
Ser. 2002-66, Class DS, STRIPS, IIFRN, 75.93%, 07/16/2031	269,066	630,430
Ser. 2003-1, Class SW, IO, 0.60%, 06/16/2031	25,324,716	354,146
Ser. 2004-41, Class SE, IO, 4.01%, 05/20/2030	7,234,535	393,167

		314,269,191

Total Agency Mortgage-Backed Collateralized Mortgage Obligations (cost $365,877,511)		362,521,317

AGENCY MORTGAGE-BACKED PASS THROUGH SECURITIES 58.2%
FIXED-RATE 7.3%
FHLMC:
6.50%, 04/01/2018	643,130	699,140
7.00%, 11/01/2012-09/01/2035	6,316,884	6,623,701
7.50%, 01/01/2016-12/01/2033	6,158,231	6,686,806
8.50%, 05/01/2020-09/01/2022	500,357	554,863
9.75%, 03/01/2016	1,337	1,376
FNMA:
5.64%, 07/01/2048	13,840,605	14,081,829
5.69%, 07/01/2048	20,373,668	20,767,926
5.79%, 07/01/2038	9,799,563	9,901,870
5.82%, 07/01/2038	10,330,100	10,580,605
5.98%, 07/01/2038	6,837,438	6,969,400
6.17%, 07/01/2038	3,682,525	3,753,929
6.50%, 08/01/2028-09/01/2032	5,017,928	5,313,406
7.00%, 11/01/2014-11/01/2033	3,578,929	3,742,088
7.06%, 11/01/2024-01/01/2027	476,900	501,763
7.50%, 02/01/2016-01/01/2036	14,261,495	15,395,778
8.00%, 12/01/2026-05/01/2033	1,010,090	1,099,180
8.50%, 04/01/2026-06/01/2030	429,829	471,739

2

EVERGREEN ADJUSTABLE RATE FUND SCHEDULE OF INVESTMENTS continued

September 30, 2008 (unaudited)
	Principal Amount	Value

AGENCY MORTGAGE-BACKED PASS THROUGH SECURITIES continued
FIXED-RATE continued
FNMA:
8.64%, 02/01/2032	$192,582	$211,715
9.00%, 05/01/2021-09/01/2030	334,109	368,989
9.50%, 08/01/2021-12/01/2024	280,376	312,484
10.00%, 01/01/2021	147,372	167,672
10.50%, 04/01/2019-11/01/2019	52,709	56,706
10.75%, 10/01/2012	206	210
11.00%, 01/01/2016-01/01/2018	25,031	28,691
12.50%, 07/15/2015	72,103	81,793
GNMA:
5.50%, 01/20/2019	232,559	239,007
6.45%, 04/20/2025-09/20/2025	336,274	345,757
6.50%, 06/20/2034-08/20/2034	7,435,565	7,648,591
6.75%, 02/15/2029	158,540	165,905
7.00%, 07/20/2034	278,146	289,926
7.25%, 07/15/2017-05/15/2018	931,188	1,002,282
7.50%, 02/20/2023-11/20/2023	27,135	29,191
9.00%, 05/15/2016-02/20/2025	386,604	423,705

		118,518,023

FLOATING-RATE 50.9%
FHLB:
4.39%, 07/01/2032	3,112,309	3,135,746
4.85%, 08/01/2035	867,450	867,709
5.30%, 05/01/2033	712,362	723,039
5.56%, 07/01/2034	3,634,500	3,700,145
5.58%, 08/01/2033	6,698,447	6,818,953
5.65%, 05/01/2034	7,810,668	7,993,464
5.66%, 12/01/2034	14,392,197	14,690,593
5.68%, 06/01/2032	291,682	299,981
5.75%, 06/01/2029	5,138,042	5,237,417
5.89%, 05/01/2037	8,030,638	8,111,847
5.93%, 06/01/2035	11,483,383	11,736,459
6.07%, 09/01/2025	2,940,841	3,020,466
6.09%, 06/01/2026	3,777,442	3,820,554
6.26%, 07/01/2031	11,334,743	11,623,822
6.40%, 06/01/2031	14,593,079	15,099,333
6.49%, 06/01/2035	6,293,352	6,490,076
FHLMC:
3.44%, 06/15/2031	5,089,296	5,162,830
4.08%, 05/01/2017	288	286
4.17%, 09/01/2016-03/01/2019	361,759	361,902
4.25%, 05/01/2019	14,587	14,710
4.30%, 01/01/2026	41,105	41,458
4.36%, 01/01/2030-07/01/2030	371,989	373,210
4.375%, 12/01/2017-09/01/2018	190,184	190,934
4.42%, 08/01/2018	11,958	12,035
4.44%, 10/01/2030	59,528	59,763
4.65%, 07/01/2029	63,117	63,251
4.94%, 07/01/2030	52,368	52,928
5.10%, 05/01/2032	101,438	102,663
5.14%, 08/01/2018	8,908	8,951
5.16%, 10/01/2037	2,258,839	2,321,341
5.19%, 01/01/2022	107,416	109,492
5.23%, 06/01/2022	6,638	6,729
5.33%, 03/01/2018	71,190	71,679
5.38%, 07/01/2027	1,638,872	1,679,367

3

EVERGREEN ADJUSTABLE RATE FUND SCHEDULE OF INVESTMENTS continued

September 30, 2008 (unaudited)
	Principal Amount	Value

AGENCY MORTGAGE-BACKED PASS THROUGH SECURITIES continued
FLOATING-RATE continued
FHLMC:
5.39%, 10/01/2018	$185,139	$186,462
5.43%, 07/01/2031	947,977	962,301
5.46%, 06/01/2020	545,938	550,033
5.50%, 08/01/2019	37,455	38,206
5.53%, 12/01/2018	89,262	90,196
5.54%, 07/01/2029	177,750	180,706
5.56%, 06/01/2019	812,183	821,676
5.57%, 02/01/2030	133,283	135,675
5.58%, 04/01/2019-06/01/2030	333,144	344,508
5.60%, 02/01/2027-10/01/2033	994,104	1,011,218
5.61%, 06/01/2033	3,129,533	3,152,551
5.63%, 10/01/2032	12,231,138	12,530,512
5.66%, 09/01/2016-02/01/2018	405,618	407,468
5.69%, 03/01/2032	35,336	35,649
5.73%, 05/01/2025	562,220	580,909
5.76%, 07/01/2017-12/01/2032	13,010,914	13,386,769
5.78%, 09/01/2032	8,261,092	8,383,356
5.79%, 06/01/2024-01/01/2030	161,799	163,728
5.81%, 06/01/2019-09/01/2026	1,851,861	1,877,319
5.82%, 10/01/2032	2,072,431	2,117,382
5.83%, 10/01/2031	1,252,545	1,295,082
5.85%, 10/01/2025	64,368	65,786
5.87%, 06/01/2025	171,378	178,703
5.875%, 10/01/2019	60,489	61,103
5.90%, 11/01/2018	36,650	37,323
5.91%, 08/01/2027-10/01/2029	347,459	354,973
5.92%, 10/01/2025-10/01/2030	8,248,854	8,385,097
5.93%, 03/01/2030	35,441,795	36,724,788
5.95%, 12/01/2018-11/01/2027	2,398,130	2,470,821
5.97%, 07/01/2018-06/01/2030	955,716	981,550
6.00%, 11/01/2029	462,556	479,000
6.01%, 01/01/2028-11/01/2036	10,456,676	10,713,262
6.03%, 01/01/2024	208,071	211,201
6.04%, 10/01/2033	7,402,056	7,519,749
6.06%, 10/01/2024	577,609	589,652
6.08%, 06/01/2030	1,274,543	1,326,289
6.16%, 01/01/2028-08/01/2030	19,180,340	19,557,788
6.18%, 05/01/2037	3,519,953	3,593,467
6.19%, 05/01/2031	415,397	435,203
6.21%, 06/01/2021	350,448	359,094
6.22%, 05/01/2020	2,334	2,417
6.23%, 10/01/2029-02/01/2030	561,105	577,839
6.25%, 11/01/2026	784,332	814,803
6.27%, 05/01/2020-08/01/2029	274,941	285,530
6.29%, 02/01/2024-03/01/2025	288,076	293,510
6.30%, 01/01/2029	52,424	54,049
6.32%, 02/01/2029	608,525	632,841
6.33%, 12/01/2017	136,653	141,548
6.36%, 06/01/2028-05/01/2032	1,764,449	1,826,417
6.45%, 05/01/2023-09/01/2031	1,323,643	1,367,763
6.46%, 03/01/2020	7,007	7,245
6.49%, 01/01/2019	2,896	2,984
6.53%, 11/01/2029	881,868	915,767
6.56%, 09/01/2030	225,560	231,046
6.60%, 04/01/2032	248,012	260,986

4

EVERGREEN ADJUSTABLE RATE FUND SCHEDULE OF INVESTMENTS continued

September 30, 2008 (unaudited)
	Principal Amount	Value

AGENCY MORTGAGE-BACKED PASS THROUGH SECURITIES continued
FLOATING-RATE continued
FHLMC:
6.61%, 04/01/2023-11/01/2029	$1,112,045	$1,166,641
6.67%, 05/01/2028	926,270	965,812
6.68%, 07/01/2028-08/01/2029	1,217,762	1,246,739
6.76%, 06/01/2020	4,876	4,990
6.87%, 02/01/2021	97,544	104,322
6.92%, 01/01/2017	8,316	8,645
6.97%, 04/01/2020	157,849	162,209
7.02%, 04/01/2029	590,262	616,885
7.10%, 11/01/2032	675,619	683,403
7.22%, 08/01/2027	100,608	105,893
FNMA:
3.30%, 04/01/2034	184,925	184,383
3.92%, 04/01/2033	1,836,662	1,830,757
3.95%, 08/01/2017	74,488	74,278
4.05%, 10/01/2017	80,097	80,057
4.08%, 05/01/2017-04/01/2033	6,217,681	6,220,329
4.09%, 07/01/2017-04/01/2042	8,439,304	8,409,722
4.11%, 06/01/2020	1,301,409	1,310,549
4.125%, 03/01/2021-03/01/2030	86,778	86,171
4.13%, 07/01/2020	4,518,233	4,548,485
4.15%, 01/01/2038	2,709,692	2,712,766
4.17%, 10/01/2017-11/01/2023	2,259,644	2,249,391
4.18%, 01/01/2035	3,284,320	3,266,749
4.21%, 10/01/2018	477,955	502,623
4.24%, 07/01/2028	592	597
4.25%, 08/01/2031	506,159	497,898
4.26%, 04/01/2019-01/01/2032	714,261	711,865
4.29%, 08/01/2031	515,512	513,795
4.30%, 11/01/2024	29,050	28,980
4.33%, 04/01/2021	194,284	194,665
4.34%, 08/01/2033	846,920	839,895
4.36%, 10/01/2016-11/01/2020	5,562,303	5,543,421
4.375%, 08/01/2017-01/01/2019	407,925	409,561
4.44%, 01/01/2036	1,013,284	1,033,104
4.48%, 12/01/2030	412,373	408,880
4.49%, 10/01/2034	2,158,301	2,145,804
4.50%, 07/01/2017-01/01/2018	2,838,595	2,854,081
4.51%, 04/01/2030	111,890	112,954
4.55%, 03/01/2015	85,757	86,979
4.58%, 09/01/2018-03/01/2033	2,098,102	2,114,037
4.63%, 01/01/2036	430,074	436,198
4.65%, 03/01/2014	1,971	1,983
4.66%, 08/01/2032	207,881	210,494
4.69%, 05/01/2022	242,298	242,063
4.70%, 09/01/2032	263,983	261,414
4.73%, 02/01/2019	908,576	926,456
4.74%, 07/01/2018-09/01/2032	259,823	264,601
4.75%, 01/01/2017-08/01/2017	43,639	43,544
4.77%, 07/01/2032	311,798	317,183
4.78%, 11/01/2018	112,925	113,883
4.79%, 09/01/2031	810,747	811,680
4.82%, 11/01/2017-08/01/2031	498,180	499,077
4.85%, 12/01/2017	243,672	242,310
4.88%, 07/01/2020-06/01/2034	1,298,427	1,315,870
4.91%, 09/01/2031-09/01/2033	1,345,064	1,352,255

5

EVERGREEN ADJUSTABLE RATE FUND SCHEDULE OF INVESTMENTS continued

September 30, 2008 (unaudited)
	Principal Amount	Value

AGENCY MORTGAGE-BACKED PASS THROUGH SECURITIES continued
FLOATING-RATE continued
FNMA:
4.93%, 04/01/2018	$1,319,748	$1,340,298
4.94%, 06/01/2019	2,160	2,161
4.95%, 01/01/2019	1,906,470	1,940,232
4.96%, 03/01/2018-06/01/2032	773,681	775,892
4.98%, 03/01/2017	28,672	29,183
5.00%, 09/01/2015-12/01/2028	709,285	723,775
5.01%, 06/01/2016-08/01/2035	27,039,933	27,493,797
5.02%, 04/01/2017-08/01/2032	452,907	452,932
5.03%, 01/01/2029-01/01/2036	61,677,732	62,137,812
5.04%, 04/01/2028-12/01/2035	102,718,922	102,535,225
5.05%, 07/01/2015-11/01/2029	2,271,984	2,313,969
5.06%, 06/01/2017	74,852	75,023
5.07%, 05/01/2017-01/01/2021	30,104	30,517
5.10%, 07/01/2030-09/01/2033	675,705	681,373
5.12%, 07/01/2021-02/01/2033	1,317,909	1,332,493
5.125%, 05/01/2016-10/01/2017	3,895	3,966
5.14%, 01/01/2021	13,048	13,198
5.15%, 02/01/2035	5,728,148	5,763,491
5.17%, 12/01/2036	442,312	442,312
5.19%, 03/01/2028	280,191	282,649
5.21%, 08/01/2032	247,047	254,483
5.22%, 09/01/2032-09/26/2035	2,612,093	2,625,762
5.24%, 12/01/2025-04/01/2030	187,169	192,883
5.25%, 06/01/2017-12/01/2020	1,671,772	1,702,526
5.26%, 06/01/2021-09/26/2035	8,271,587	8,333,483
5.27%, 12/01/2016-11/01/2032	671,214	685,662
5.28%, 04/01/2018	1,304,251	1,277,396
5.29%, 05/01/2019-03/01/2032	726,391	731,252
5.30%, 04/01/2018	25,121	25,194
5.31%, 05/01/2034	2,080,368	2,119,188
5.32%, 09/01/2017-06/01/2031	865,596	883,995
5.33%, 03/01/2033	173,678	171,214
5.35%, 06/01/2027-04/01/2030	725,992	737,142
5.36%, 08/01/2036	17,944,899	18,109,128
5.375%, 05/01/2017-06/01/2025	85,102	84,914
5.38%, 09/01/2030	589,971	607,800
5.39%, 06/01/2027-07/01/2038	4,969,840	5,076,827
5.42%, 07/01/2019-09/01/2032	2,534,639	2,554,378
5.43%, 11/01/2014	19,534	19,530
5.44%, 08/01/2025	124,337	127,964
5.45%, 04/01/2028-04/01/2033	1,905,226	1,934,568
5.46%, 09/01/2021-10/01/2031	1,514,323	1,556,948
5.47%, 07/01/2025-02/01/2033	221,491	224,131
5.49%, 01/01/2019-01/01/2032	450,133	456,446
5.50%, 05/01/2017-08/01/2033	414,909	417,537
5.52%, 06/01/2033	1,152,992	1,182,528
5.53%, 07/01/2038	23,007,603	23,640,774
5.54%, 11/01/2028-04/01/2036	4,992,405	5,133,819
5.57%, 08/01/2040	2,974,757	3,037,405
5.58%, 04/01/2020-06/01/2033	792,780	827,853
5.61%, 09/01/2018	78,300	78,765
5.62%, 09/01/2019	25,453	26,607
5.625%, 06/01/2017	43,013	43,879
5.64%, 09/01/2019	132,480	133,907
5.65%, 09/01/2031-10/01/2032	3,419,779	3,519,406

6

EVERGREEN ADJUSTABLE RATE FUND SCHEDULE OF INVESTMENTS continued

September 30, 2008 (unaudited)
	Principal Amount	Value

AGENCY MORTGAGE-BACKED PASS THROUGH SECURITIES continued
FLOATING-RATE continued
FNMA:
5.66%, 06/01/2032	$904,745	$894,548
5.68%, 01/01/2029	125,342	127,471
5.69%, 02/01/2018	34,243	34,474
5.70%, 05/01/2028-02/01/2032	8,392,448	8,642,093
5.71%, 06/01/2018	5,644	5,652
5.72%, 04/01/2026-07/01/2028	672,728	703,210
5.73%, 01/01/2017-05/01/2028	249,860	251,609
5.75%, 09/01/2016-01/01/2018	28,437	28,915
5.76%, 10/01/2024-04/01/2034	17,106,355	17,609,701
5.77%, 05/01/2027-02/01/2034	2,155,648	2,236,235
5.78%, 05/01/2017-02/01/2035	17,757,052	18,283,751
5.79%, 01/01/2018-06/01/2028	108,605	111,284
5.80%, 05/01/2018-07/01/2027	831,254	846,816
5.82%, 06/01/2023-01/01/2033	617,178	620,398
5.84%, 05/01/2028-10/01/2031	806,473	815,597
5.85%, 03/01/2014-09/01/2033	1,319,652	1,328,888
5.87%, 12/01/2024-03/01/2031	284,374	287,745
5.875%, 02/01/2017	31,043	31,626
5.88%, 10/01/2025	234,109	237,164
5.89%, 06/01/2030	686,510	697,405
5.90%, 06/01/2024-11/01/2027	106,290	109,739
5.93%, 01/01/2027	1,899,126	1,960,373
5.94%, 11/01/2017-09/01/2032	18,331,909	18,704,856
5.95%, 07/01/2020-06/01/2022	2,556,756	2,609,790
5.97%, 09/01/2028	152,246	155,729
5.98%, 10/01/2009	31,372	31,271
5.99%, 01/01/2032-10/01/2032	2,928,288	2,990,885
6.00%, 02/01/2017-11/01/2021	638,911	656,931
6.01%, 04/01/2024	79,638	82,660
6.02%, 04/01/2024-03/01/2027	417,383	428,432
6.04%, 05/01/2019	7,718	7,800
6.06%, 04/01/2018	155	166
6.07%, 12/01/2028	245,305	253,598
6.08%, 01/01/2023	55,273	58,003
6.10%, 06/01/2032	549,165	560,401
6.11%, 09/01/2023	87,727	90,514
6.12%, 01/01/2019-06/01/2032	983,875	1,002,504
6.125%, 01/01/2022	20,649	21,235
6.13%, 03/01/2030	417,013	437,259
6.14%, 10/01/2029-01/01/2033	1,779,366	1,828,159
6.15%, 05/01/2032-07/01/2033	363,844	369,392
6.16%, 10/01/2017-09/01/2026	619,048	639,893
6.17%, 07/01/2017-09/01/2033	796,416	809,932
6.18%, 08/01/2026-11/01/2039	3,109,182	3,182,506
6.19%, 06/01/2019	17,568	17,823
6.20%, 09/01/2028-11/01/2032	630,448	633,319
6.21%, 12/01/2023	55,078	55,645
6.22%, 04/01/2040	888,339	905,901
6.23%, 10/01/2028	518,378	542,068
6.24%, 10/01/2024-05/01/2025	365,181	370,790
6.26%, 11/01/2017-01/01/2031	105,224	108,541
6.27%, 11/01/2027	86,627	89,587
6.28%, 12/01/2039	686,695	695,263
6.32%, 06/01/2032	197,263	200,164
6.33%, 06/01/2019-10/01/2029	1,139,052	1,166,949

7

EVERGREEN ADJUSTABLE RATE FUND SCHEDULE OF INVESTMENTS continued

September 30, 2008 (unaudited)
	Principal Amount	Value

AGENCY MORTGAGE-BACKED PASS THROUGH SECURITIES continued
FLOATING-RATE continued
FNMA:
6.34%, 06/01/2027	$7,193	$7,414
6.35%, 02/01/2033	840,867	856,592
6.36%, 04/01/2032-04/01/2034	2,141,819	2,200,268
6.37%, 09/01/2017-11/01/2023	13,344	13,918
6.375%, 01/01/2027	60,199	60,955
6.40%, 10/01/2024	75,295	76,557
6.41%, 09/01/2033	220,138	224,682
6.43%, 12/01/2024-01/01/2025	151,022	152,729
6.44%, 11/01/2024	406,413	421,438
6.45%, 04/01/2033	1,493,261	1,535,968
6.47%, 02/01/2029-08/01/2031	5,802,577	6,100,522
6.49%, 05/01/2018-07/01/2027	580,517	601,711
6.51%, 01/01/2028-04/01/2033	2,642,077	2,709,527
6.55%, 04/01/2024	900,346	914,923
6.57%, 06/01/2032	68,577	70,970
6.58%, 03/01/2032	172,471	176,774
6.59%, 05/01/2017-01/01/2033	255,230	263,361
6.62%, 06/01/2028	213,468	222,303
6.63%, 09/01/2017	21,580	22,481
6.64%, 11/01/2024-08/01/2030	532,206	545,296
6.65%, 12/01/2030	106,433	108,337
6.66%, 01/01/2033	1,045,279	1,072,539
6.67%, 06/01/2024-12/01/2032	1,087,702	1,123,930
6.69%, 04/01/2034	5,635,368	5,775,748
6.71%, 04/01/2019	4,908	4,993
6.72%, 03/01/2023-10/01/2025	29,069	30,173
6.73%, 06/01/2022	7,396	7,818
6.78%, 07/01/2025	72,660	73,866
6.82%, 09/01/2032	3,204,652	3,385,073
6.84%, 11/01/2031	145,253	151,435
6.85%, 06/01/2025-02/01/2028	118,506	122,897
6.86%, 06/01/2019-06/01/2040	2,263,770	2,373,985
6.90%, 07/01/2039	5,755,347	5,917,763
6.94%, 05/01/2025	1,878	1,995
6.96%, 10/01/2017	745,273	814,516
6.97%, 12/01/2050	575,646	601,988
7.00%, 02/01/2020	36,136	36,501
7.02%, 04/01/2040	6,235,557	6,442,266
7.05%, 08/01/2031	103,365	107,969
7.17%, 01/01/2033	85,054	87,952
7.18%, 10/01/2018	391	427
7.23%, 04/01/2032-09/01/2033	417,191	433,535
7.25%, 10/01/2021	31,596	33,608
7.29%, 02/01/2033	115,951	119,473
7.31%, 11/01/2031	305,071	316,276
7.35%, 11/01/2019-09/01/2030	26,530	27,115
7.39%, 10/01/2032	49,853	51,276
7.45%, 03/01/2015-11/01/2031	96,025	99,160
7.48%, 09/01/2033	113,314	118,230
7.50%, 07/01/2010	866,020	907,900
7.54%, 04/01/2032	126,264	132,687
7.55%, 10/01/2025	28,867	30,182
7.625%, 03/01/2024	6,012	6,467
7.70%, 03/01/2032	86,466	89,572
7.75%, 02/01/2024-01/01/2026	4,965	5,370

8

EVERGREEN ADJUSTABLE RATE FUND SCHEDULE OF INVESTMENTS continued

September 30, 2008 (unaudited)
	Principal Amount	Value

AGENCY MORTGAGE-BACKED PASS THROUGH SECURITIES continued
FLOATING-RATE continued
FNMA:
7.86%, 06/01/2032	$300,532	$316,439
7.95%, 03/01/2032	50,574	52,416
7.97%, 06/01/2024	414	449
8.21%, 05/01/2033	60,687	62,542
8.375%, 12/01/2024	3,845	4,235
9.10%, 10/01/2024	7,745	8,493
GNMA:
5.00%, 01/20/2030-12/20/2032	430,413	432,520
5.125%, 08/20/2017-11/20/2032	20,589,760	20,747,996
5.375%, 02/20/2016-01/20/2028	21,764,349	22,172,464
5.50%, 10/20/2015-04/20/2033	3,817,895	3,911,506
5.625%, 08/20/2015-09/20/2027	7,320,634	7,411,557
5.875%, 01/20/2022	8,112	8,351
6.125%, 07/20/2022	18,387	18,839

		820,209,229

Total Agency Mortgage-Backed Pass Through Securities (cost $946,419,856)		938,727,252

AGENCY REPERFORMING MORTGAGE-BACKED PASS THROUGH SECURITIES 14.0%
FIXED-RATE 6.6%
FHLMC:
Ser. T-41, Class 3A, 7.50%, 07/25/2032	9,493,372	10,725,138
Ser. T-54, Class 3A, 7.00%, 02/25/2043	33,464,303	35,532,239
Ser. T-55, Class 1A1, 6.50%, 03/25/2043	226,985	234,289
FNMA:
Ser. 2001-T10, Class A2, 7.50%, 10/01/2031	11,400,815	12,354,644
Ser. 2001-T12, Class A2, 7.50%, 08/25/2041	821,608	868,946
Ser. 2001-W03, Class A, 7.00%, 09/25/2041	1,420,726	1,488,206
Ser. 2002-D12, Class A5, 5.80%, 10/25/2041	4,209,797	4,095,640
Ser. 2003-W02:
Class 1A3, 7.50%, 07/25/2042	762,748	810,435
Class 2A8, 5.67%, 07/25/2042	29,483,855	30,057,906
Ser. 2003-W03, Class 1A2, 7.00%, 08/25/2042	8,820,028	9,276,851

		105,444,294

FLOATING-RATE 7.4%
FHLMC, Ser. T-54, Class 4A, 5.78%, 02/25/2043	4,179,503	4,103,838
FNMA:
Ser. 2001-T12, Class A4, 5.86%, 08/25/2041	16,073,660	16,049,179
Ser. 2002-66, Class A3, 5.76%, 04/25/2042	20,768,571	21,420,496
Ser. 2002-W04, Class A6, 5.86%, 02/25/2027	6,085,743	6,276,349
Ser. 2003-07, Class A2, 5.54%, 05/25/2042	2,749,884	2,816,074
Ser. 2003-63, Class A8,, 5.57%, 01/25/2043	3,989,691	4,116,124
Ser. 2003-W04, Class 5A, 5.97%, 10/25/2042	2,961,676	3,004,457
Ser. 2003-W08, Class 4A, 5.79%, 11/25/2042	1,386,341	1,394,680
Ser. 2003-W10, Class 2A, 5.86%, 06/25/2043	5,601,334	5,819,394
Ser. 2003-W18, Class 2A, 5.76%, 06/25/2033	32,143,275	33,070,939
Ser. 2004-T03, Class 2A, 5.79%, 08/25/2043	4,979,232	5,045,989
Ser. 2004-W12, Class 2A, 5.72%, 06/25/2044	15,434,981	15,854,813
Ser. 2005-W4, Class 3A, 5.85%, 06/25/2035	836,698	817,898

		119,790,230

Total Agency Reperforming Mortgage-Backed Pass Through Securities (cost $226,177,258)		225,234,524

YANKEE OBLIGATIONS – GOVERNMENT 0.3%
Instituto Nacional de Habitação U.S. Aid Agcy., FRN, 2.61%, 12/01/2016 (cost $5,312,500)	5,312,500	5,321,638

9

EVERGREEN ADJUSTABLE RATE FUND SCHEDULE OF INVESTMENTS continued

September 30, 2008 (unaudited)
	Shares	Value

SHORT-TERM INVESTMENTS 4.6%
MUTUAL FUND SHARES 4.5%
Evergreen Institutional Money Market Fund, Class I, 3.21% q ø	73,905,384	$73,905,384

	Principal Amount	Value

U.S. TREASURY OBLIGATION 0.1%
U.S. Treasury Bills, 1.30%, 03/26/2009 ƒ ß	$900,000	894,280

Total Short-Term Investments (cost $74,799,664)		74,799,664

Total Investments (cost $1,619,381,406) 99.7%		1,607,426,195
Other Assets and Liabilities 0.3%		4,885,823

Net Assets 100.0%		$1,612,312,018

q	Rate shown is the 7-day annualized yield at period end.
ø	Evergreen Investment Management Company, LLC is the investment advisor to both the Fund and the money market fund.
ƒ	All or a portion of this security was pledged to cover initial margin requirements for open futures contracts.
ß	Rate shown represents the yield to maturity at date of purchase.

Summary of Abbreviations

FAMC	Federal Agricultural Mortgage Corp.
FHLB	Federal Home Loan Bank
FHLMC	Federal Home Loan Mortgage Corp.
FNMA	Federal National Mortgage Association
FRN	Floating Rate Note
GNMA	Government National Mortgage Association
IIFRN	Indexed Inverse Floating Rate Note
IO	Interest Only
STRIPS	Separately Traded Registered Interest and Principal Securities

At September 30, 2008, the Fund had short futures contracts outstanding as follows:

Expiration	Contracts	Initial Contract Amount	Value at September 30, 2008	Unrealized Gain (Loss)

December 2008	295 U.S. Treasury 5 Year Futures	$33,370,695	$33,109,141	$261,554
December 2008	365 U.S. Treasury 2 Year Futures	78,154,166	77,904,688	249,478

On September 30, 2008, the aggregate cost of securities for federal income tax purposes was $1,622,415,514. The gross unrealized appreciation and depreciation on securities based on tax cost was $2,616,793 and $17,606,112, respectively, with a net unrealized depreciation of $14,989,319.

Valuation of investments

Portfolio debt securities acquired with more than 60 days to maturity are fair valued using matrix pricing methods determined by an independent pricing service which takes into consideration such factors as similar security prices, yields, maturities, liquidity and ratings. Securities for which valuations are not readily available from an independent pricing service may be valued by brokers which use prices provided by market makers or estimates of market value obtained from yield data relating to investments or securities with similar characteristics.

Short-term securities with remaining maturities of 60 days or less at the time of purchase are valued at amortized cost, which approximates market value.

Investments in open-end mutual funds are valued at net asset value. Securities for which market quotations are not readily available or not reflective of current market value are valued at fair value as determined by the investment advisor in good faith, according to procedures approved by the Board of Trustees.

Futures contracts

In order to gain exposure to, or protect against changes in, security values, the Fund may buy and sell futures contracts. The primary risks associated with the use of futures contracts are the imperfect correlation between changes in market values of securities held by the Fund and the prices of futures contracts, and the possibility of an illiquid market.

Futures contracts are valued based upon their quoted daily settlement prices. The aggregate principal amounts of the contracts are not recorded in the financial statements. Fluctuations in the value of the contracts are recorded in the Statement of Assets and Liabilities as an asset or liability and in the Statement of Operations as unrealized gains or losses until the contracts are closed, at which point they are recorded as net realized gains or losses on futures contracts.

10

EVERGREEN ADJUSTABLE RATE FUND SCHEDULE OF INVESTMENTS continued

September 30, 2008 (unaudited)

Valuation hierarchy

On July 1, 2008, the Fund implemented Statement of Financial Accounting Standards No. 157, Fair Value Measurements (“FAS 157”). FAS 157 establishes a single authoritative definition of fair value, establishes a framework for measuring fair value and expands disclosures about fair value measurements. FAS 157 establishes a fair value hierarchy based upon the various inputs used in determining the value of the Fund’s investments. These inputs are summarized into three broad levels as follows:

Level 1 – quoted prices in active markets for identical securities

Level 2 – other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.)

Level 3 – significant unobservable inputs (including the Fund’s own assumptions in determining the fair value of investments)

The inputs or methodologies used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

As of September 30, 2008, the inputs used in valuing the Fund’s assets, which are carried at fair value, were as follows:

Valuation Inputs	Investments in Securities	Other Financial Instruments*

Level 1 – Quoted Prices	$73,905,384	$511,032
Level 2 – Other Significant Observable Inputs	1,533,520,811	0
Level 3 – Significant Unobservable Inputs	0	0

Total	$1,607,426,195	$511,032

*	Other financial instruments include futures.

11

EVERGREEN SHORT INTERMEDIATE BOND FUND SCHEDULE OF INVESTMENTS

September 30, 2008 (unaudited)
	Principal Amount	Value

AGENCY COMMERCIAL MORTGAGE-BACKED SECURITIES 10.0%
FIXED-RATE 10.0%
FHLMC:
6.98%, 10/01/2020 ##	$15,150,507	$15,828,189
7.30%, 12/01/2012	1,922,326	2,023,056
FNMA:
5.95%, 11/01/2011	70,354	71,931
6.11%, 02/01/2012	126,747	130,427
6.20%, 05/01/2011	131,818	135,681
6.50%, 07/01/2011	2,379,689	2,457,335
6.79%, 07/01/2009	22,116	22,211
6.91%, 07/01/2009	8,920,970	8,962,507
7.04%, 12/01/2010	2,570,436	2,650,618

Total Agency Commercial Mortgage-Backed Securities (cost $34,510,288)		32,281,955

AGENCY MORTGAGE-BACKED COLLATERALIZED MORTGAGE OBLIGATIONS 0.0%
FIXED-RATE 0.0%
FNMA, Ser. 2003-129, Class PW, 4.50%, 07/25/2033	85,000	84,942

FLOATING-RATE 0.0%
FHLMC, Ser. 1935, Class FL, 3.20%, 02/15/2027	21,505	21,395

Total Agency Mortgage-Backed Collateralized Mortgage Obligations (cost $104,409)		106,337

AGENCY MORTGAGE-BACKED PASS THROUGH SECURITIES 13.2%
FIXED-RATE 13.2%
FHLMC 30 year:
5.00%, TBA #	11,550,000	11,252,229
5.50%, TBA #	5,385,000	5,357,235
FNMA:
4.10%, 07/01/2013	124,322	119,032
4.64%, 03/01/2013	91,455	89,609
5.00%, 10/01/2020	64,428	64,248
5.77%, 06/01/2013	170,549	174,062
6.28%, 02/01/2011	1,506,991	1,544,741
6.50%, 07/01/2017-08/01/2017	1,706,021	1,773,525
FNMA 15 year, 4.50%, TBA #	22,145,000	21,584,466
GNMA, 8.05%, 06/15/2019-10/15/2020	733,222	800,090

		42,759,237

FLOATING-RATE 0.0%
FNMA, 4.07%, 06/01/2017	8,734	8,715

Total Agency Mortgage-Backed Pass Through Securities (cost $43,315,796)		42,767,952

ASSET-BACKED SECURITIES 1.7%
CSAB Mtge. Backed Trust, Ser. 2006-02, Class A3A, 5.80%, 09/25/2036	5,255,000	3,520,850
Deutsche Alt-A Securities, Inc., Mtge. Loan Trust, Ser. 2006-AB2, Class A3, 6.27%, 06/25/2036	60,000	32,609
Lehman XS Trust:
Ser. 2005-01, Class 3A3A, 5.11%, 07/25/2035	65,000	37,912
Ser. 2005-06, Class 3A2B, 5.42%, 11/25/2035	95,000	79,511
Ser. 2005-06, Class 3A3A, 5.76%, 11/25/2035	105,000	62,170
Morgan Stanley Mtge. Loan Trust, Ser. 2006-12XS, Class A3, 5.80%, 10/25/2036	60,000	44,371
Nomura Asset Acceptance Corp., Ser. 2006-AF1, Class 1A3, 6.41%, 05/25/2036	3,616,000	1,684,338

Total Asset-Backed Securities (cost $9,255,747)		5,461,761

COMMERCIAL MORTGAGE-BACKED SECURITIES 15.6%
FIXED-RATE 11.7%
American Home Mtge. Investment Trust, Ser. 2005-2, Class 5A4C, 5.41%, 09/25/2035	25,000	15,398
Banc of America Comml. Mtge. Securities, Inc., Ser. 2004-06, Class A5, 4.81%, 12/10/2042	5,095,000	4,622,869
GMAC Comml. Mtge. Securities, Inc., Ser. 2003-C3, Class A4, 5.02%, 04/10/2040	12,725,000	11,861,733

1

EVERGREEN SHORT INTERMEDIATE BOND FUND SCHEDULE OF INVESTMENTS continued

September 30, 2008 (unaudited)
	Principal Amount	Value

COMMERCIAL MORTGAGE-BACKED SECURITIES continued
FIXED-RATE continued
JPMorgan Chase & Co. Comml. Mtge. Securities Corp.:
Ser. 2003-PM1, Class A4, 5.33%, 08/12/2040	$8,370,000	$7,898,407
Ser. 2004-CB9, Class A1, 3.48%, 06/12/2041	1,772,194	1,744,445
Ser. 2004-PNC1, Class A1, 2.80%, 06/12/2041	14,888	14,815
Ser. 2007-CB19, Class AM, 5.75%, 02/12/2049	7,220,000	5,641,605
LB-UBS Comml. Mtge. Trust, Ser. 2003-C3, Class A4, 4.17%, 05/15/2032	180,000	163,025
Merrill Lynch Mtge. Trust, Ser. 2003-KEY1, Class A4, 5.24%, 11/12/2035	4,440,000	4,180,686
Morgan Stanley Capital I, Inc., Ser. 2004-HQ4, Class A7, 4.97%, 04/14/2040	90,000	82,692
Wachovia Bank Comml. Mtge. Trust, Ser. 2004-C12, Class A1, 3.40%, 07/15/2041	1,427,556	1,409,998

		37,635,673

FLOATING-RATE 3.9%
Bear Stearns Comml. Mtge. Securities, Inc., Ser. 2002, Class E, 7.30%, 10/15/2036 144A	5,000,000	4,026,608
Citigroup Comml. Mtge. Trust, Ser. 2006-C4, Class AJ, 5.92%, 03/15/2049	1,010,000	756,807
Goldman Sachs Mtge. Securities Corp., Ser. 2007-GG10, Class A4, 5.80%, 08/10/2045	2,600,000	2,226,469
Morgan Stanley Dean Witter, Ser. 2001, Class E, 7.45%, 07/15/2033 144A	7,000,000	5,714,653

		12,724,537

Total Commercial Mortgage-Backed Securities (cost $58,180,898)		50,360,210

CORPORATE BONDS 36.8%
CONSUMER DISCRETIONARY 6.8%
Automobiles 0.4%
DaimlerChrysler AG, 7.30%, 01/15/2012	1,250,000	1,265,057

Media 2.2%
Comcast Corp., 6.75%, 01/30/2011	3,000,000	3,044,508
Time Warner, Inc., 6.875%, 05/01/2012	4,000,000	3,969,080

		7,013,588

Multiline Retail 2.0%
Macy’s, Inc., 7.45%, 09/15/2011	6,680,000	6,625,839

Specialty Retail 2.2%
Home Depot, Inc., 5.40%, 03/01/2016	5,620,000	4,785,773
Lowe’s Companies, Inc., 5.40%, 10/15/2016	2,500,000	2,400,105

		7,185,878

CONSUMER STAPLES 2.8%
Beverages 0.8%
Pepsico, Inc., 5.00%, 06/01/2018	2,750,000	2,660,122

Food Products 2.0%
General Mills, Inc., 6.00%, 02/15/2012	3,500,000	3,570,269
Kraft Foods, Inc., 6.125%, 08/23/2018	3,000,000	2,806,302

		6,376,571

FINANCIALS 18.8%
Capital Markets 6.4%
Bank of New York Mellon Corp., 7.30%, 12/01/2009	5,000,000	5,032,895
Eaton Vance Corp., 6.50%, 10/02/2017	2,850,000	2,797,759
Goldman Sachs Group, Inc., 5.30%, 02/14/2012	5,085,000	4,586,243
Merrill Lynch & Co., Inc., 6.05%, 08/15/2012	5,500,000	5,161,315
Morgan Stanley:
5.625%, 01/09/2012	2,500,000	1,744,238
5.95%, 12/28/2017	2,000,000	1,254,838
Northern Trust Corp., 7.10%, 08/01/2009	50,000	50,422

		20,627,710

2

EVERGREEN SHORT INTERMEDIATE BOND FUND SCHEDULE OF INVESTMENTS continued

September 30, 2008 (unaudited)
	Principal Amount	Value

CORPORATE BONDS continued
FINANCIALS continued
Commercial Banks 4.2%
Fifth Third Bancorp, 6.25%, 05/01/2013	$2,500,000	$2,126,755
Firstar Bank, 7.125%, 12/01/2009	95,000	96,973
National City Corp.:
4.50%, 03/15/2010	5,250,000	3,442,058
6.20%, 12/15/2011	2,675,000	1,329,892
PNC Financial Services Group, Inc., 5.50%, 09/28/2012	4,000,000	3,906,656
SunTrust Banks, Inc., 5.25%, 11/05/2012	3,000,000	2,697,390

		13,599,724

Consumer Finance 2.8%
American Water Capital Corp., 6.09%, 10/15/2017	1,300,000	1,204,494
GlaxoSmithKline Capital, Inc., 4.85%, 05/15/2013	3,000,000	2,948,181
HSBC Finance Corp., 4.625%, 09/15/2010	5,000,000	4,785,980

		8,938,655

Diversified Financial Services 0.5%
Citigroup, Inc., 5.50%, 08/27/2012	2,000,000	1,797,600

Insurance 3.0%
Genworth Financial, Inc., 4.75%, 06/15/2009	6,020,000	4,991,333
MetLife, Inc., 5.00%, 06/15/2015	5,100,000	4,658,697

		9,650,030

Real Estate Investment Trusts (REITs) 1.9%
BRE Properties, Inc., 5.50%, 03/15/2017	3,000,000	2,390,478
ERP Operating, LP, 5.75%, 06/15/2017	4,300,000	3,627,149

		6,017,627

HEALTH CARE 2.6%
Biotechnology 0.9%
Amgen, Inc., 5.85%, 06/01/2017	3,000,000	2,884,545

Health Care Providers & Services 1.1%
WellPoint, Inc., 5.875%, 06/15/2017	4,000,000	3,708,736

Pharmaceuticals 0.6%
Abbott Laboratories, 5.875%, 05/15/2016	1,800,000	1,798,385

INDUSTRIALS 0.8%
Road & Rail 0.8%
Burlington Northern Santa Fe Corp., 5.90%, 07/01/2012	2,500,000	2,558,553

MATERIALS 0.8%
Metals & Mining 0.8%
Rio Tinto plc, 5.875%, 07/15/2013	2,650,000	2,600,498

TELECOMMUNICATION SERVICES 3.0%
Diversified Telecommunication Services 1.1%
Verizon Communications, Inc., 5.875%, 01/17/2012	3,555,000	3,491,686

Wireless Telecommunication Services 1.9%
AT&T Wireless, 8.125%, 05/01/2012	3,000,000	3,202,230
Sprint Nextel Corp., 6.00%, 12/01/2016	3,900,000	3,007,508

		6,209,738

UTILITIES 1.2%
Electric Utilities 1.2%
Carolina Power & Light Co., 6.50%, 07/15/2012	3,730,000	3,845,070

Total Corporate Bonds (cost $131,478,555)		118,855,612

3

EVERGREEN SHORT INTERMEDIATE BOND FUND SCHEDULE OF INVESTMENTS continued

September 30, 2008 (unaudited)
	Principal Amount	Value

DEPOSITORY SHARES 1.8%
FINANCIALS 1.8%
Commercial Banks 0.6%
Wells Fargo Capital XIII, FRN, 7.70%, 12/29/2049	$2,200,000	$1,920,160

Diversified Financial Services 1.2%
Citigroup, Inc., FRN, 8.40%, 04/29/2049	2,850,000	1,943,444
JPMorgan Chase & Co., 7.90% 12/31/2049	2,200,000	1,857,088

		3,800,532

Total Depository Shares (cost $7,250,000)		5,720,692

U.S. TREASURY OBLIGATION 5.9%
U.S. Treasury Note, 4.00%, 08/15/2018 (cost $19,386,978)	18,825,000	19,098,565

WHOLE LOAN MORTGAGE-BACKED COLLATERALIZED MORTGAGE OBLIGATIONS 4.5%
FIXED-RATE 4.0%
Banc of America Mtge. Securities, Inc., Ser. 2005-D, Class 2A6, 4.79%, 05/25/2035	7,800,000	6,200,532
Washington Mutual, Inc., Ser. 2005-AR12, Class 1A4, 4.83%, 10/25/2035	7,255,000	6,545,451

		12,745,983

FLOATING-RATE 0.5%
Washington Mutual, Inc., Ser. 2006-OA3, Class 4AB, 3.85%, 04/25/2047	3,834,638	1,635,472

Total Whole Loan Mortgage-Backed Collateralized Mortgage Obligations (cost $18,600,320)		14,381,455

WHOLE LOAN MORTGAGE-BACKED PASS THROUGH SECURITIES 6.9%
FIXED-RATE 1.7%
Countrywide Home Loans, Ser. 2005-HYB6, Class 4A1B, 5.37%, 10/20/2035	6,531,939	5,395,561

FLOATING-RATE 5.2%
Bear Stearns Adjustable Rate Mtge. Trust, Ser. 2007-5, Class 1A1, 5.82%, 08/25/2047	4,889,440	3,793,649
Countrywide Alternative Loan Trust, Inc., Ser. 2007-A2, Class 1A1, 3.92%, 03/25/2047	7,283,067	3,706,911
Countrywide Home Loans, Ser. 2007-HYB2, Class 3A1, 5.45%, 02/25/2047	7,031,191	4,604,010
Deutsche Securities, Inc., Ser. 2007-OA2, Class A1, 3.24%, 04/25/2047	2,739,629	1,560,075
DLJ Mtge. Acceptance Corp., Ser. 1991-3, Class A1, 5.83%, 02/20/2021	153,009	152,787
Fund America Investors Corp., Ser. 1993-A, Class A5, 4.55%, 06/25/2023	574,515	573,889
Perpetual Savings Bank, Ser. 1990-1, Class 1, 6.07%, 04/01/2020	661,179	657,283
Washington Mutual, Inc. Mtge. Pass-Through Cert., Ser. 2006-AR03, Class A1A, 4.05%, 05/25/2046	3,113,799	1,812,733

		16,861,337

Total Whole Loan Mortgage-Backed Pass Through Securities (cost $32,562,555)		22,256,898

YANKEE OBLIGATIONS – CORPORATE 4.4%
HEALTH CARE 2.5%
Health Care Equipment & Supplies 1.2%
Covidien, Ltd., 5.45%, 10/15/2012	4,000,000	3,930,360

Pharmaceuticals 1.3%
AstraZeneca plc, 5.40%, 09/15/2012	4,000,000	4,022,320

MATERIALS 1.0%
Metals & Mining 1.0%
ArcelorMittal SA, 5.375%, 06/01/2013 144A	3,450,000	3,262,496

TELECOMMUNICATION SERVICES 0.9%
Wireless Telecommunication Services 0.9%
Vodafone Group plc, 7.75%, 02/15/2010	3,000,000	3,093,030

Total Yankee Obligations – Corporate (cost $14,463,643)		14,308,206

	Shares	Value

CLOSED END MUTUAL FUND SHARES 2.4%
BlackRock Income Opportunity Trust	30,419	256,432
MFS Charter Income Trust	177,400	1,296,794
MFS Intermediate Income Trust	114,181	674,810
MFS Multimarket Income Trust	276,442	1,382,210

4

EVERGREEN SHORT INTERMEDIATE BOND FUND SCHEDULE OF INVESTMENTS continued

September 30, 2008 (unaudited)
	Shares	Value

CLOSED END MUTUAL FUND SHARES continued
Putnam Master Intermediate Income Trust	39,655	213,741
Putnam Premier Income Trust	345,687	1,877,080
Western Asset/Claymore U.S. Treasury Inflation Protected Securities Fund 2	192,793	2,012,759

Total Closed End Mutual Fund Shares (cost $8,616,655)		7,713,826

SHORT-TERM INVESTMENTS 9.0%
MUTUAL FUND SHARES 9.0%
Evergreen Institutional Money Market Fund, Class I, 2.79% q ø ## (cost $29,236,849)	29,236,849	$29,236,849

Total Investments (cost $406,962,693) 112.2%		362,550,318
Other Assets and Liabilities (12.2%)		(39,409,050)

Net Assets 100.0%		$323,141,268

##	All or a portion of this security has been segregated for when-issued or delayed delivery securities.
#	When-issued or delayed delivery security
144A

Security that may be sold to qualified institutional buyers under Rule 144A of the Securities Act of 1933, as amended. This security has been determined to be liquid under guidelines established by the Board of Trustees, unless otherwise noted.

q	Rate shown is the 7-day annualized yield at period end.
ø	Evergreen Investment Management Company, LLC is the investment advisor to both the Fund and the money market fund.

Summary of Abbreviations

FHLMC	Federal Home Loan Mortgage Corp.
FNMA	Federal National Mortgage Association
FRN	Floating Rate Note
GNMA	Government National Mortgage Association
SLMA	Student Loan Marketing Association
TBA	To Be Announced

At September 30, 2008, the Fund had the following credit default swap contracts outstanding:

Expiration	Counterparty	Reference Debt Obligation/Index	Notional Amount	Fixed Payments Received by the Fund	Frequency of Payments Received	Unrealized Gain (Loss)

03/20/2009	Citibank	AIG, 6.25%. 05/01/2036	$2,000,000	1.55%	Quarterly	$(116,953)
03/20/2009	Goldman Sachs	Morgan Stanley, 6.60%, 04/01/2012	1,500,000	1.75%	Quarterly	(144,047)
06/20/2012	Morgan Stanley	PG&E. 4.80%, 03/01/2014	10,000,000	0.24%	Quarterly	(388,968)
06/20/2012	Morgan Stanley	Dow Jones CDX North America Investment Grade 8 Index	3,000,000	0.35%	Quarterly	(141,129)
09/20/2010	Goldman Sachs	Duke Realty, 5.40%, 08/15/2014	1,500,000	0.75%	Quarterly	(78,485)
09/20/2012	Morgan Stanley	Duke Realty, 5.40%, 08/15/2014	1,500,000	0.90%	Quarterly	(139,012)
12/13/2049	Morgan Stanley	Markit CMBX North America AA.3 Index	600,000	2.70%	Monthly	(143,271)
02/25/2051	Goldman Sachs	Markit CMBX North America AA.5 Index	3,000,000	1.75%	Monthly	(159,076)
12/25/2051	Goldman Sachs	Markit CMBX North America AA.4 Index	5,600,000	1.65%	Monthly	(1,205,176)

5

EVERGREEN SHORT INTERMEDIATE BOND FUND SCHEDULE OF INVESTMENTS continued

September 30, 2008 (unaudited)

Expiration	Counterparty	Reference Debt Obligation	Notional Amount	Fixed Payments Made by the Fund	Frequency of Payments Made	Unrealized Gain (Loss)

06/20/2012	Citibank	Borg Warner, 6.50%, 02/15/2009	$2,000,000	0.26%	Quarterly	$35,365

On September 30, 2008, the aggregate cost of securities for federal income tax purposes was $407,046,717. The gross unrealized appreciation and depreciation on securities based on tax cost was $424,245 and $44,920,644, respectively, with a net unrealized depreciation of $44,496,399.

Valuation of investments

Portfolio debt securities acquired with more than 60 days to maturity are fair valued using matrix pricing methods determined by an independent pricing service which takes into consideration such factors as similar security prices, yields, maturities, liquidity and ratings. Securities for which valuations are not readily available from an independent pricing service may be valued by brokers which use prices provided by market makers or estimates of market value obtained from yield data relating to investments or securities with similar characteristics.

Investments in open-end mutual funds are valued at net asset value. Securities for which market quotations are not readily available or not reflective of current market value are valued at fair value as determined by the investment advisor in good faith, according to procedures approved by the Board of Trustees.

When-issued and delayed delivery transactions

The Fund records when-issued or delayed delivery securities as of trade date and maintains security positions such that sufficient liquid assets will be available to make payment for the securities purchased. Securities purchased on a when-issued or delayed delivery basis are marked-to-market daily and begin earning interest on the settlement date. Losses may occur on these transactions due to changes in market conditions or the failure of counterparties to perform under the contract.

Dollar roll transactions

The Fund may enter into dollar roll transactions with respect to mortgage-backed securities. In a dollar roll transaction, the Fund sells mortgage-backed securities to financial institutions and simultaneously agrees to accept substantially similar (same type, coupon and maturity) securities at a later date at an agreed upon price. The Fund will use the proceeds generated from the transactions to invest in short-term investments, which may enhance the Fund’s current yield and total return. The Fund accounts for dollar roll transactions as purchases and sales. The Fund could be exposed to risks if the counterparty defaults on its obligation to perform under the terms of the agreement, if the Fund receives inferior securities in comparison to what was sold to the counterparty at redelivery or if there are variances in paydown speed between the mortgage-related pools.

Credit default swaps

The Fund may enter into credit default swap contracts. Credit default swaps involve an exchange of a stream of payments for protection against the loss in value of an underlying security or index in the event of default or bankruptcy. Under the terms of the swap, one party acts as a guarantor and receives a periodic stream of payments that is a fixed percentage applied to a notional principal amount over the term of the swap. The guarantor agrees to purchase the notional amount of the underlying instrument or index, at par, if a credit event occurs during the term of the swap. The Fund may enter into credit default swaps as either the guarantor or the counterparty.

Any premiums paid or received on the transactions are recorded as an asset or liability on the Statement of Assets and Liabilities and amortized. The value of the swap contract is marked-to-market daily based on quotations from an independent pricing service or market makers and any change in value is recorded as an unrealized gain or loss. Periodic payments made or received are recorded as realized gains or losses. In addition, payments received or made as a result of a credit event or termination of the contract are recognized as realized gains or losses. The Fund could be exposed to risks if the guarantor defaults on its obligation to perform, or if there are unfavorable changes in the fluctuation of interest rates or in the price of the underlying security or index.

Valuation hierarchy

On July 1, 2008, the Fund implemented Statement of Financial Accounting Standards No. 157, Fair Value Measurements (“FAS 157”). FAS 157 establishes a single authoritative definition of fair value, establishes a framework for measuring fair value and expands disclosures about fair value measurements. FAS 157 establishes a fair value hierarchy based upon the various inputs used in determining the value of the Fund’s investments. These inputs are summarized into three broad levels as follows:

Level 1 – quoted prices in active markets for identical securities

Level 2 – other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment  speeds, credit risk, etc.)

Level 3 – significant unobservable inputs (including the Fund’s own assumptions in determining the fair value of  investments)

The inputs or methodologies used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

As of September 30, 2008, the inputs used in valuing the Fund’s assets, which are carried at fair value, were as follows:

Valuation Inputs	Investments in Securities	Other Financial Instruments*

Level 1 – Quoted Prices	$56,049,240	$0
Level 2 – Other Significant Observable Inputs	306,501,078	(2,480,752)
Level 3 – Significant Unobservable Inputs	0	0

Total	$362,550,318	$(2,480,752)

*	Other financial instruments include swap contracts.

6

Item 2 - Controls and Procedures

(a)

The registrant’s principal executive officer and principal financial officer have evaluated the registrant’s disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940) within 90 days of this filing and have concluded that the registrant’s disclosure controls and procedures were effective, as of that date, in ensuring that information required to be disclosed by the registrant in this Form N-Q was recorded, processed, summarized, and reported timely.

(b)

There has been no change in the registrant’s internal control over financial reporting (as defined in Rule 30a-3(d) under the Investment Company Act of 1940) that occurred during the registrant’s last fiscal quarter that has materially affected, or is reasonable likely to materially affect, the registrant’s internal control over financial reporting.

Item 3 - Exhibits

File the exhibits listed below as part of this Form. Letter or number the exhibits in the sequence indicated.

(a)

Separate certifications for the registrant’s principal executive officer and principal financial officer, as required by Rule 30a-2(a) under the Investment Company Act of 1940, are attached as EX-99.CERT.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Evergreen Select Fixed Income Trust
By:
Dennis H. Ferro, Principal Executive Officer

Date: November 28, 2008

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By:
Dennis H. Ferro, Principal Executive Officer

Date: November 28, 2008

By:
Kasey Phillips Principal Financial Officer

Date: November 28, 2008